American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2023

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 95.9%
Aerospace and Defense — 2.0%
General Dynamics Corp.	18,968	4,191,359
Huntington Ingalls Industries, Inc.	40,737	8,333,975
		12,525,334
Automobile Components — 2.5%
Aptiv PLC(1)	31,863	3,141,373
BorgWarner, Inc.	172,232	6,953,006
Cie Generale des Etablissements Michelin SCA	163,526	5,005,034
		15,099,413
Banks — 3.4%
Capitol Federal Financial, Inc.	301,989	1,440,487
First Hawaiian, Inc.	266,295	4,806,625
Prosperity Bancshares, Inc.	40,772	2,225,336
Truist Financial Corp.	246,370	7,048,646
U.S. Bancorp	92,310	3,051,769
Westamerica BanCorp	54,729	2,367,029
		20,939,892
Building Products — 1.0%
Cie de Saint-Gobain	100,282	6,001,915
Capital Markets — 6.0%
Bank of New York Mellon Corp.	322,562	13,757,269
Northern Trust Corp.	207,286	14,402,231
T. Rowe Price Group, Inc.	80,610	8,453,571
		36,613,071
Chemicals — 1.3%
Akzo Nobel NV	106,578	7,684,107
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	21,247	3,027,910
Communications Equipment — 2.0%
F5, Inc.(1)	46,530	7,497,844
Juniper Networks, Inc.	172,836	4,803,113
		12,300,957
Construction and Engineering — 1.3%
Vinci SA	70,640	7,814,975
Consumer Staples Distribution & Retail — 3.3%
Dollar Tree, Inc.(1)	82,858	8,820,234
Koninklijke Ahold Delhaize NV	377,793	11,386,562
		20,206,796
Containers and Packaging — 3.6%
Amcor PLC	822,987	7,538,561
Packaging Corp. of America	69,599	10,686,926
Sonoco Products Co.	73,026	3,968,963
		22,194,450
Diversified REITs — 0.5%
WP Carey, Inc.	55,721	3,013,392
Diversified Telecommunication Services — 0.7%
BCE, Inc.(2)	110,826	4,230,685
Electric Utilities — 5.1%
Duke Energy Corp.	87,193	7,695,654
Edison International	121,116	7,665,432

Evergy, Inc.	118,282	5,996,897
Eversource Energy	77,934	4,531,862
Pinnacle West Capital Corp.	67,895	5,002,504
		30,892,349
Electrical Equipment — 2.0%
Emerson Electric Co.	101,694	9,820,590
nVent Electric PLC	42,557	2,255,095
		12,075,685
Electronic Equipment, Instruments and Components — 1.4%
Corning, Inc.	80,262	2,445,583
TE Connectivity Ltd.	49,928	6,167,606
		8,613,189
Energy Equipment and Services — 0.8%
Baker Hughes Co.	137,998	4,874,089
Entertainment — 0.5%
Electronic Arts, Inc.	25,514	3,071,886
Food Products — 3.3%
Conagra Brands, Inc.	513,440	14,078,525
General Mills, Inc.	47,896	3,064,865
J M Smucker Co.	25,145	3,090,572
		20,233,962
Gas Utilities — 2.0%
Atmos Energy Corp.	18,093	1,916,591
Spire, Inc.	180,781	10,228,589
		12,145,180
Ground Transportation — 2.0%
Heartland Express, Inc.	295,442	4,340,043
Norfolk Southern Corp.	40,555	7,986,496
		12,326,539
Health Care Equipment and Supplies — 5.1%
DENTSPLY SIRONA, Inc.	103,389	3,531,768
Embecta Corp.	107,275	1,614,489
Envista Holdings Corp.(1)	161,581	4,504,878
Hologic, Inc.(1)	45,374	3,148,956
Smith & Nephew PLC, ADR	114,047	2,824,944
Zimmer Biomet Holdings, Inc.	139,483	15,652,782
		31,277,817
Health Care Providers and Services — 9.0%
Cardinal Health, Inc.	64,763	5,622,724
Cencora, Inc.	28,139	5,064,176
Centene Corp.(1)	70,912	4,884,418
Henry Schein, Inc.(1)	173,181	12,858,689
Laboratory Corp. of America Holdings	37,103	7,459,558
Quest Diagnostics, Inc.	86,615	10,554,904
Universal Health Services, Inc., Class B	69,883	8,786,390
		55,230,859
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	396,901	7,287,102
Household Products — 2.3%
Henkel AG & Co. KGaA, Preference Shares	61,544	4,382,516
Kimberly-Clark Corp.	80,173	9,688,907
		14,071,423
Insurance — 7.6%
Aflac, Inc.	78,891	6,054,884
Allstate Corp.	133,255	14,845,940

Hanover Insurance Group, Inc.	47,424	5,263,115
Reinsurance Group of America, Inc.	68,996	10,017,529
Willis Towers Watson PLC	48,827	10,202,890
		46,384,358
IT Services — 1.3%
Amdocs Ltd.	92,512	7,816,339
Machinery — 2.3%
Cummins, Inc.	16,366	3,738,976
IMI PLC	123,449	2,349,164
Oshkosh Corp.	86,975	8,300,024
		14,388,164
Media — 2.6%
Fox Corp., Class B	240,155	6,935,676
Interpublic Group of Cos., Inc.	198,224	5,681,100
Omnicom Group, Inc.	44,026	3,279,057
		15,895,833
Multi-Utilities — 3.0%
CMS Energy Corp.	84,007	4,461,612
NorthWestern Corp.	193,789	9,313,499
WEC Energy Group, Inc.	60,715	4,890,593
		18,665,704
Oil, Gas and Consumable Fuels — 4.2%
Devon Energy Corp.	28,531	1,360,929
Diamondback Energy, Inc.	28,087	4,350,115
Enterprise Products Partners LP	409,504	11,208,124
EQT Corp.	80,602	3,270,829
Occidental Petroleum Corp.	81,384	5,280,194
		25,470,191
Passenger Airlines — 1.4%
Southwest Airlines Co.	308,450	8,349,742
Personal Care Products — 0.6%
Kenvue, Inc.	172,389	3,461,571
Residential REITs — 1.2%
Essex Property Trust, Inc.	33,985	7,207,879
Retail REITs — 2.7%
Realty Income Corp.	173,009	8,640,070
Regency Centers Corp.	131,889	7,839,482
		16,479,552
Semiconductors and Semiconductor Equipment — 0.3%
Teradyne, Inc.	18,074	1,815,714
Specialized REITs — 1.6%
Public Storage	24,224	6,383,508
VICI Properties, Inc.	122,355	3,560,531
		9,944,039
Technology Hardware, Storage and Peripherals — 0.9%
HP, Inc.	211,601	5,438,146
Trading Companies and Distributors — 3.4%
Beacon Roofing Supply, Inc.(1)	72,752	5,614,272
Bunzl PLC	174,066	6,199,146
MSC Industrial Direct Co., Inc., Class A	88,914	8,726,909
		20,540,327
TOTAL COMMON STOCKS (Cost $582,654,190)		585,610,536
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell Mid-Cap Value ETF (Cost $12,119,445)	116,443	12,149,663

SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,349	29,349
State Street Navigator Securities Lending Government Money Market Portfolio(3)	63,114	63,114
		92,463
Repurchase Agreements — 2.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $2,099,917), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $2,049,650)		2,048,754
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $13,583,396), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $13,322,871)		13,317,000
		15,365,754
TOTAL SHORT-TERM INVESTMENTS (Cost $15,458,217)		15,458,217
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $610,231,852)		613,218,416
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,663,804)
TOTAL NET ASSETS — 100.0%		$610,554,612

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	156,376	USD	115,965	Goldman Sachs & Co.	12/22/23	$(688)
USD	3,754,530	CAD	5,062,421	Goldman Sachs & Co.	12/22/23	22,581
USD	12,200,403	EUR	11,477,947	Bank of America N.A.	12/22/23	19,266
USD	12,202,607	EUR	11,477,947	JPMorgan Chase Bank N.A.	12/22/23	21,469
USD	12,205,052	EUR	11,477,947	Morgan Stanley	12/22/23	23,914
USD	9,500,390	GBP	7,775,732	Goldman Sachs & Co.	12/22/23	7,817
						$94,359

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $122,768. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $131,813, which includes securities collateral of $68,699.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$10,094,379	$5,005,034	—
Building Products	—	6,001,915	—
Chemicals	—	7,684,107	—
Construction and Engineering	—	7,814,975	—
Consumer Staples Distribution & Retail	8,820,234	11,386,562	—
Diversified Telecommunication Services	—	4,230,685	—
Household Products	9,688,907	4,382,516	—
Machinery	12,039,000	2,349,164	—
Trading Companies and Distributors	14,341,181	6,199,146	—
Other Industries	475,572,731	—	—
Exchange-Traded Funds	12,149,663	—	—
Short-Term Investments	92,463	15,365,754	—
	$542,798,558	$70,419,858	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$95,047	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$688	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.